Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 704.2		$ 746.6	$ 36.6
Change in fair value of warrant liabilities	$ 6.6	$ 0.0	$ 10.4	0.0
Finite-lived intangible asset, useful life	15 years		15 years
Intangible assets, net	$ 0.4		$ 0.5	0.5
Stock price
Cash and Cash Equivalents [Line Items]
Warrant liability, measurement input						4.81	6.04	6.04
Public Warrants | Stock price
Cash and Cash Equivalents [Line Items]
Warrant liability, measurement input					0.91	0.91	1.16
Money Market Funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 0.3		$ 0.3	$ 34.4